UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	3.20%
Consumer Products & Services	20.90%
Financial Services	17.14%
Health Care Related	11.66%
Industrial Products & Services	9.93%
Natural Resources	6.31%
Short Term Investments	8.38%
Technology	17.10%
Transportation	1.77%
Utilities	3.61%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11 - 06/30/11)

Actual	$1,000.00	$1,071.80	$3.11

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$3.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.60%
27,072	AAR Corp	733,380
10,114	Aerovironment Inc * †	357,530
6,231	American Science & Engineering Inc	498,480
17,181	Ceradyne Inc †	669,887
10,944	Cubic Corp	558,034
31,952	Curtiss-Wright Corp	1,034,286
20,979	Esterline Technologies Corp † ~	1,602,796
40,247	GenCorp Inc †	258,386
31,182	Moog Inc Class A †	1,357,041
40,215	Orbital Sciences Corp †	677,623
25,261	Teledyne Technologies Inc †	1,272,144
		$9,019,587

Agriculture --- 0.41%
80,040	Darling International Inc †	1,416,708
		$1,416,708

Air Freight --- 0.47%
20,171	Forward Air Corp	681,578
25,422	HUB Group Inc Class A †	957,393
		$1,638,971

Airlines --- 0.30%
10,091	Allegiant Travel Co * †	499,505
36,791	SkyWest Inc	554,072
		$1,053,577

Auto Parts & Equipment --- 0.28%
13,184	Drew Industries Inc	325,908
20,916	Spartan Motors Inc	112,946
13,351	Standard Motor Products Inc	203,336
15,505	Superior Industries International Inc	342,816
		$985,006

Automobiles --- 0.06%
20,233	Winnebago Industries Inc * †	195,451
		$195,451

Banks --- 5.38%
9,006	Bank of the Ozarks Inc	468,852
53,455	Boston Private Financial Holdings Inc *	351,734
10,334	City Holding Co *	341,332
26,913	Columbia Banking System Inc	463,442
25,456	Community Bank System Inc *	631,054
15,236	First BanCorp * †	65,667
64,752	First Commonwealth Financial Corp *	371,677

39,574	First Financial Bancorp	660,490
21,424	First Financial Bankshares Inc *	738,057
50,853	First Midwest Bancorp Inc	624,983
87,218	FNB Corp *	902,706
49,047	Glacier Bancorp Inc *	661,154
100,196	Hanmi Financial Corp * †	107,210
15,304	Home Bancshares Inc	361,787
14,573	Independent Bank Corp (MA) *	382,541
25,808	Nara Bancorp Inc †	209,819
84,983	National Penn Bancshares Inc	673,915
23,967	NBT Bancorp Inc	530,390
65,408	Old National Bancorp	706,406
22,702	PacWest Bancorp	466,980
22,792	Pinnacle Financial Partners Inc * †	354,644
40,435	PrivateBancorp Inc	558,003
16,734	S&T Bancorp Inc *	311,085
27,943	Signature Bank † ~	1,598,340
12,114	Simmons First National Corp	310,845
20,043	Sterling Bancorp	190,208
70,765	Sterling Bancshares Inc	577,442
89,632	Susquehanna Bancshares Inc	717,056
25,708	Texas Capital Bancshares Inc †	664,038
5,524	Tompkins Financial Corp *	216,762
20,427	UMB Financial Corp	855,483
77,906	Umpqua Holdings Corp	901,372
26,163	United Bankshares Inc *	640,470
12,815	United Community Banks Inc * †	135,326
36,623	Wilshire Bancorp Inc	107,672
24,089	Wintrust Financial Corp	775,184
		$18,634,126

Biotechnology --- 2.05%
47,490	Affymetrix Inc †	376,596
31,568	ArQule Inc †	197,300
20,098	Cambrex Corp †	92,853
40,933	Cubist Pharmaceuticals Inc †	1,473,179
14,412	Emergent Biosolutions Inc †	324,990
21,757	Enzo Biochem Inc †	92,467
28,438	eResearchTechnology Inc †	181,150
10,851	Kendle International Inc †	163,633
40,446	PAREXEL International Corp †	952,908
50,858	Regeneron Pharmaceuticals Inc † ~	2,884,157
47,621	Savient Pharmaceuticals Inc * †	356,681
		$7,095,914

Broadcast/Media --- 0.63%
18,476	Arbitron Inc	763,613
22,401	Harte-Hanks Inc	181,896
107,280	Live Nation Entertainment Inc †	1,230,502
		$2,176,011

Building Materials --- 0.79%
12,024	AAON Inc *	262,604
19,985	Apogee Enterprises Inc	256,008
20,094	Gibraltar Industries Inc †	227,464
31,373	Griffon Corp †	316,240
11,419	NCI Building Systems Inc †	130,062
25,276	Quanex Building Products Corp	414,274
27,635	Simpson Manufacturing Co Inc	825,457

13,250	Universal Forest Products Inc	317,470
		$2,749,579

Chemicals --- 2.61%
21,512	A Schulman Inc	541,887
14,928	American Vanguard Corp	193,616
17,135	Arch Chemicals Inc	590,129
19,616	Balchem Corp	858,789
38,430	Calgon Carbon Corp * †	653,310
5,806	Hawkins Inc	210,293
33,898	HB Fuller Co	827,789
14,030	Koppers Holdings Inc	532,158
21,225	Kraton Performance Polymers Inc †	831,383
11,569	LSB Industries Inc †	496,542
21,032	OM Group Inc †	854,741
64,669	PolyOne Corp	1,000,429
8,800	Quaker Chemical Corp	378,488
5,341	Stepan Co	378,677
28,303	STR Holdings Inc * †	422,281
14,480	Zep Inc	273,672
		$9,044,184

Communications - Equipment --- 2.20%
84,328	Arris Group Inc †	979,048
7,995	Bel Fuse Inc Class B	173,412
12,287	Black Box Corp	384,214
30,028	Blue Coat Systems Inc †	656,412
17,911	Comtech Telecommunications Corp	502,224
16,405	DG FastChannel Inc †	525,780
17,212	Digi International Inc †	223,756
10,440	EMS Technologies Inc †	344,207
67,805	Harmonic Inc †	490,230
25,001	NETGEAR Inc †	1,093,044
18,653	Network Equipment Technologies Inc †	41,037
13,536	Oplink Communications Inc †	252,176
12,574	PC-Tel Inc †	81,479
31,457	Symmetricom Inc †	183,394
47,797	Tekelec †	436,387
28,675	ViaSat Inc †	1,240,767
		$7,607,567

Computer Hardware & Systems --- 0.71%
19,514	Avid Technology Inc †	367,644
32,439	Intermec Inc †	358,127
15,980	Intevac Inc †	163,156
21,642	Novatel Wireless Inc †	118,598
22,423	Smith Micro Software Inc †	94,401
14,379	Stratasys Inc * †	484,572
17,238	Super Micro Computer Inc †	277,359
23,479	Synaptics Inc * †	604,349
		$2,468,206

Computer Software & Services --- 4.93%
29,694	Blackbaud Inc	823,118
22,290	Bottomline Technologies Inc †	550,786
30,047	CommVault Systems Inc †	1,335,589
17,397	comScore Inc †	450,582
28,312	DealerTrack Holdings Inc †	649,760
26,326	Ebix Inc * †	501,510

21,895	EPIQ Systems Inc	311,347
26,055	InfoSpace Inc †	237,622
9,071	Interactive Intelligence Inc †	317,938
31,144	j2 Global Communications Inc †	879,195
28,693	JDA Software Group Inc †	886,327
12,061	Liquidity Services Inc †	284,760
29,838	LivePerson Inc †	421,909
11,459	LogMeIn Inc †	441,974
14,913	Manhattan Associates Inc †	513,604
5,590	MicroStrategy Inc Class A †	909,381
19,125	Monotype Imaging Holdings Inc †	270,236
23,985	Netscout Systems Inc †	501,047
20,073	Perficient Inc †	205,949
46,274	Progress Software Corp †	1,116,592
23,332	Radiant Systems Inc †	487,639
19,160	Sourcefire Inc †	569,435
17,139	Synchronoss Technologies Inc †	543,820
58,826	Take-Two Interactive Software Inc †	898,861
28,055	Taleo Corp †	1,038,877
44,966	THQ Inc †	162,777
17,002	Tyler Technologies Inc †	455,314
61,471	United Online Inc	370,670
27,674	Websense Inc †	718,694
22,566	XO Group Inc †	224,532
		$17,079,845

Conglomerates --- 0.16%
8,403	Standex International Corp	257,720
15,268	Tredegar Corp	280,168
		$537,888

Containers --- 0.07%
23,798	Myers Industries Inc	244,643
		$244,643

Cosmetics & Personal Care --- 0.26%
10,270	Inter Parfums Inc	236,518
8,911	Medifast Inc * †	211,458
34,457	Prestige Brands Holdings Inc †	442,428
		$890,404

Distributors --- 0.49%
25,680	Applied Industrial Technologies Inc	914,465
11,775	Audiovox Corp Class A †	89,019
17,752	Kaman Corp	629,663
2,844	Lawson Products Inc	55,942
		$1,689,089

Electric Companies --- 1.21%
21,185	ALLETE Inc	869,432
8,959	Central Vermont Public Service Corp	323,868
29,335	El Paso Electric Co	947,521
34,794	UIL Holdings Corp *	1,125,586
25,182	UniSource Energy Corp	940,044
		$4,206,451

Electronic Instruments & Equipment --- 5.22%
13,226	Agilysys Inc †	110,305

19,542	Anixter International Inc	1,276,874
22,739	AO Smith Corp *	961,860
8,580	AZZ Inc	392,964
32,055	Belden Inc	1,117,437
42,194	Benchmark Electronics Inc †	696,201
36,315	Brady Corp Class A	1,164,259
46,490	Brightpoint Inc †	377,034
27,227	Checkpoint Systems Inc †	486,819
28,342	Cognex Corp	1,004,157
23,046	CTS Corp	222,855
23,428	Daktronics Inc	252,788
12,013	DTS Inc †	487,127
16,824	Electro Scientific Industries Inc †	324,703
12,695	Encore Wire Corp	307,473
10,915	FARO Technologies Inc †	478,077
16,995	Gerber Scientific Inc †	189,154
34,772	II-VI Inc †	890,163
31,656	Insight Enterprises Inc †	560,628
15,516	Littelfuse Inc *	911,100
12,690	LoJack Corp †	55,328
10,318	MTS Systems Corp	431,602
25,341	Newport Corp †	460,446
12,951	OSI Systems Inc †	556,893
14,378	Park Electrochemical Corp	401,865
25,832	Plexus Corp †	899,212
6,182	Powell Industries Inc †	225,643
26,994	Pulse Electronics Corp	119,314
16,488	RadiSys Corp †	120,198
19,695	Rofin-Sinar Technologies Inc †	672,584
11,009	Rogers Corp †	508,616
18,628	ScanSource Inc †	698,177
16,467	SYNNEX Corp †	522,004
13,631	Vicor Corp	220,413
		$18,104,273

Electronics - Semiconductor --- 5.11%
26,969	Advanced Energy Industries Inc †	398,872
21,629	ATMI Inc †	441,880
45,455	Brooks Automation Inc †	493,641
16,022	Cabot Microelectronics Corp †	744,542
15,058	Ceva Inc †	458,667
45,641	Cirrus Logic Inc †	725,692
15,971	Cohu Inc	209,380
20,475	Cymer Inc †	1,013,717
25,035	Diodes Inc †	653,414
17,202	DSP Group Inc †	149,657
48,377	Entropic Communications Inc †	430,071
30,181	Exar Corp †	191,046
26,499	FEI Co †	1,011,997
16,978	Hittite Microwave Corp †	1,051,108
44,701	Kopin Corp †	210,542
49,407	Kulicke & Soffa Industries Inc †	550,394
33,423	Micrel Inc	353,615
59,099	Microsemi Corp †	1,211,530
35,143	MKS Instruments Inc	928,478
24,177	Monolithic Power Systems Inc †	372,809
11,759	Nanometrics Inc †	223,303
16,863	Pericom Semiconductor Corp †	150,755
19,820	Power Integrations Inc	761,683

21,882	Rudolph Technologies Inc †	234,356
17,891	Sigma Designs Inc †	136,687
15,436	Standard Microsystems Corp †	416,618
8,429	Supertex Inc †	188,810
34,797	Tessera Technologies Inc †	596,421
112,071	TriQuint Semiconductor Inc †	1,142,003
16,891	Ultratech Inc †	513,149
27,962	Veeco Instruments Inc * †	1,353,640
16,985	Volterra Semiconductor Corp †	418,850
		$17,737,327

Engineering & Construction --- 1.30%
25,244	Comfort Systems USA Inc	267,839
23,723	Dycom Industries Inc †	387,634
30,436	Eagle Materials Inc	848,251
45,935	EMCOR Group Inc †	1,346,355
41,328	Headwaters Inc †	129,356
26,842	Insituform Technologies Inc Class A †	562,877
17,729	Orion Marine Group Inc †	166,830
18,937	Texas Industries Inc *	788,347
		$4,497,489

Financial Services --- 0.69%
13,497	Calamos Asset Management Inc Class A	195,977
28,349	Interactive Brokers Group Inc Class A *	443,662
11,761	Portfolio Recovery Associates Inc * †	997,215
73,830	Prospect Capital Corp *	746,421
		$2,383,275

Food & Beverages --- 2.78%
12,617	Andersons Inc	533,068
32,669	B&G Foods Inc	673,635
6,325	Boston Beer Co Inc Class A †	566,720
8,169	Calavo Growers Inc *	172,039
8,961	Cal-Maine Foods Inc *	286,394
14,917	Diamond Foods Inc	1,138,764
29,207	Hain Celestial Group Inc †	974,345
9,783	J&J Snack Foods Corp	487,683
8,110	Nash Finch Co	290,419
12,825	Sanderson Farms Inc *	612,778
5,986	Seneca Foods Corp Class A †	153,122
32,159	Snyders-Lance Inc	695,599
15,237	Spartan Stores Inc	297,579
24,302	TreeHouse Foods Inc †	1,327,132
33,192	United Natural Foods Inc †	1,416,303
		$9,625,580

Gold, Metals & Mining --- 1.17%
11,918	AM Castle & Co †	197,958
17,589	AMCOL International Corp	671,196
39,220	Century Aluminum Co †	613,793
8,343	Haynes International Inc	516,682
10,255	Kaiser Aluminum Corp	560,128
14,098	Materion Corp †	521,203
6,045	Olympic Steel Inc	166,419
20,574	RTI International Metals Inc †	789,425
		$4,036,804

Health Care Related --- 5.63%
7,670	Air Methods Corp †	573,256
6,016	Almost Family Inc †	164,838
20,457	Amedisys Inc * †	544,770
33,865	AMERIGROUP Corp † ~	2,386,467
26,797	AMN Healthcare Services Inc †	222,951
21,376	AmSurg Corp †	558,555
16,517	Bio-Reference Laboratories Inc * †	345,205
33,704	Centene Corp †	1,197,503
14,327	Chemed Corp	938,705
7,411	Computer Programs & Systems Inc	470,450
4,299	Corvel Corp †	201,623
19,969	Cross Country Healthcare Inc †	151,764
8,957	Ensign Group Inc	272,203
20,401	Gentiva Health Services Inc †	424,953
23,015	Hanger Orthopedic Group Inc †	563,177
46,125	Healthspring Inc † ~	2,126,824
23,408	Healthways Inc †	355,334
19,195	HMS Holdings Corp †	1,475,520
11,303	IPC The Hospitalist Co Inc †	523,894
6,560	Landauer Inc	404,030
12,197	LCA-Vision Inc †	58,302
10,338	LHC Group Inc †	238,394
21,466	Magellan Health Services Inc †	1,175,049
13,941	MedCath Corp †	189,458
17,185	Molina Healthcare Inc †	466,057
8,545	MWI Veterinary Supply Inc †	690,180
23,015	Omnicell Inc †	358,804
19,497	PharMerica Corp †	248,782
37,585	PSS World Medical Inc * †	1,052,756
12,984	Quality Systems Inc *	1,133,503
		$19,513,307

Homebuilding --- 0.28%
12,704	M/I Homes Inc †	155,751
22,054	Meritage Homes Corp †	497,538
4,601	Skyline Corp	80,518
67,291	Standard Pacific Corp * †	225,425
		$959,232

Hotels/Motels --- 0.15%
27,270	Interval Leisure Group Inc †	373,326
15,746	Marcus Corp	155,571
		$528,897

Household Goods --- 0.91%
3,719	Blyth Inc	187,252
34,699	Central Garden & Pet Co †	352,195
20,041	Ethan Allen Interiors Inc *	426,673
20,897	Helen of Troy Ltd †	721,573
13,563	Kid Brands Inc †	69,985
36,237	La-Z-Boy Inc †	357,659
3,473	National Presto Industries Inc	352,475
10,017	Universal Electronics Inc * †	253,029
11,473	WD-40 Co	447,906
		$3,168,747

Insurance Related --- 2.44%
12,047	AMERISAFE Inc †	272,503

37,627	Delphi Financial Group Inc Class A	1,099,085
14,922	eHealth Inc * †	199,358
26,745	Employers Holdings Inc	448,514
27,643	Horace Mann Educators Corp	431,507
8,403	Infinity Property & Casualty Corp	459,308
35,942	Meadowbrook Insurance Group Inc	356,185
29,466	National Financial Partners Corp †	340,038
8,521	Navigators Group Inc †	400,487
15,157	Presidential Life Corp	158,239
21,001	ProAssurance Corp †	1,470,070
11,468	RLI Corp *	710,099
10,287	Safety Insurance Group Inc	432,465
36,868	Selective Insurance Group Inc	599,842
13,310	Stewart Information Services Corp	133,499
28,641	Tower Group Inc	682,229
14,932	United Fire & Casualty Co	259,369
		$8,452,797

Investment Bank/Brokerage Firm --- 0.76%
27,943	Investment Technology Group Inc †	391,761
29,046	optionsXpress Holdings Inc	484,487
10,924	Piper Jaffray Cos Inc †	314,720
36,562	Stifel Financial Corp †	1,311,113
19,639	SWS Group Inc *	117,638
		$2,619,719

Leisure & Entertainment --- 1.35%
9,088	Arctic Cat Inc †	122,052
32,227	Boyd Gaming Corp †	280,375
61,338	Brunswick Corp	1,251,295
43,523	Callaway Golf Co	270,713
18,505	JAKKS Pacific Inc †	340,677
7,789	Monarch Casino & Resort Inc †	81,317
19,044	Multimedia Games Holding Co Inc †	86,650
42,791	Pinnacle Entertainment Inc †	637,586
33,194	Pool Corp	989,513
37,548	Shuffle Master Inc †	351,262
12,696	Sturm Ruger & Co Inc	278,677
		$4,690,117

Machinery --- 4.26%
47,239	Actuant Corp Class A	1,267,423
19,251	Albany International Corp Class A	508,034
13,615	Astec Industries Inc †	503,483
10,489	Badger Meter Inc *	387,988
31,114	Barnes Group Inc	771,938
34,259	Briggs & Stratton Corp	680,384
6,185	Cascade Corp	294,221
11,770	CIRCOR International Inc	504,109
34,694	CLARCOR Inc ~	1,640,332
14,262	EnPro Industries Inc †	685,574
18,104	ESCO Technologies Inc	666,227
42,129	Federal Signal Corp	276,366
19,935	John Bean Technologies Corp	385,144
22,309	Kaydon Corp	832,572
8,552	Lindsay Corp *	588,378
10,949	Lydall Inc †	130,950
26,042	Mueller Industries Inc	987,252
31,279	Robbins & Myers Inc ~	1,653,095

21,384	Toro Co	1,293,732
20,215	Watts Water Technologies Inc Class A	715,813
		$14,773,015

Manufacturing --- 0.34%
20,300	Mercury Computer Systems Inc †	379,204
25,953	Methode Electronics Inc	301,314
30,122	TTM Technologies Inc †	482,555
		$1,163,073

Medical Products --- 3.50%
15,160	Abaxis Inc †	413,110
46,441	Align Technology Inc †	1,058,855
8,898	Analogic Corp	467,946
9,087	Cantel Medical Corp	244,531
19,310	CONMED Corp †	549,949
17,524	CryoLife Inc †	98,134
16,721	Cyberonics Inc †	467,352
16,001	Greatbatch Inc †	429,147
17,524	Haemonetics Corp †	1,128,020
8,304	ICU Medical Inc †	362,885
14,064	Integra LifeSciences Holdings Corp * †	672,400
22,068	Invacare Corp	732,437
5,618	Kensey Nash Corp †	141,742
28,288	Meridian Bioscience Inc	682,024
23,910	Merit Medical Systems Inc †	429,663
20,217	Natus Medical Inc †	306,287
15,955	Neogen Corp †	721,325
27,215	NuVasive Inc * †	894,829
12,274	Palomar Medical Technologies Inc †	138,451
12,037	SurModics Inc †	133,611
24,432	Symmetry Medical Inc †	219,155
22,919	West Pharmaceutical Services Inc	1,002,935
14,911	Zoll Medical Corp †	844,857
		$12,139,645

Miscellaneous --- 0.94%
20,637	Dolan Co †	174,795
9,455	Exponent Inc †	411,387
13,028	G&K Services Inc Class A	441,128
45,653	Healthcare Services Group Inc	741,861
31,051	Mobile Mini Inc †	657,971
34,882	Navigant Consulting Inc †	365,912
10,471	School Specialty Inc †	150,678
13,917	Viad Corp	310,210
		$3,253,942

Office Equipment & Supplies --- 0.75%
44,269	Interface Inc Class A	857,491
28,414	SYKES Enterprises Inc †	611,753
31,438	United Stationers Inc	1,113,848
		$2,583,092

Oil & Gas --- 4.36%
15,600	BASiC Energy Services Inc †	490,932
25,019	Bristow Group Inc	1,276,469
8,774	Contango Oil & Gas Co †	512,752
12,268	GeoResources Inc †	275,907
9,881	Gulf Island Fabrication Inc	318,959

25,627	Gulfport Energy Corp †	760,866
16,212	Hornbeck Offshore Services Inc * †	445,830
105,630	ION Geophysical Corp †	999,260
21,041	Lufkin Industries Inc ~	1,810,578
18,766	Matrix Service Co †	251,089
3,025	OYO Geospace Corp †	302,500
31,199	Penn Virginia Corp	412,139
16,280	Petroleum Development Corp * †	486,935
37,349	Petroquest Energy Inc * †	262,190
37,291	Pioneer Drilling Co †	568,315
14,754	SEACOR Holdings Inc	1,474,810
33,277	Stone Energy Corp †	1,011,288
28,541	Swift Energy Co †	1,063,723
52,863	TETRA Technologies Inc †	672,946
47,898	World Fuel Services Corp ~	1,720,975
		$15,118,463

Paper & Forest Products --- 0.92%
26,321	Buckeye Technologies Inc	710,141
7,830	Clearwater Paper Corp †	534,632
7,350	Deltic Timber Corp	394,622
26,149	KapStone Paper & Packaging Corp †	433,289
10,089	Neenah Paper Inc	214,694
11,962	Schweitzer-Mauduit International Inc	671,666
35,053	Wausau Paper Corp	236,257
		$3,195,301

Personal Loans --- 1.30%
21,152	Cardtronics Inc †	496,014
20,341	Cash America International Inc	1,177,134
34,300	EZCORP Inc Class A †	1,220,223
21,599	First Cash Financial Services Inc †	906,942
10,804	World Acceptance Corp * †	708,418
		$4,508,731

Pharmaceuticals --- 1.49%
6,689	Hi-Tech Pharmacal Co Inc †	193,513
35,987	Medicines Co †	594,145
24,411	Par Pharmaceutical Cos Inc †	805,075
42,466	Questcor Pharmaceuticals Inc †	1,023,431
40,052	Salix Pharmaceuticals Ltd † ~	1,595,271
52,071	ViroPharma Inc * †	963,313
		$5,174,748

Pollution Control --- 0.50%
32,836	ABM Industries Inc	766,392
42,823	Tetra Tech Inc †	963,518
		$1,729,910

Printing & Publishing --- 0.17%
6,944	Consolidated Graphics Inc †	381,573
20,669	EW Scripps Co †	199,869
7,142	Standard Register Co *	22,497
		$603,939

Real Estate --- 8.06%
27,531	Acadia Realty Trust REIT	559,705
90,330	BioMed Realty Trust Inc REIT ~	1,737,949
30,309	Cedar Shopping Centers Inc REIT	156,091

56,892	Colonial Properties Trust REIT *	1,160,597
115,105	DiamondRock Hospitality Co REIT	1,235,077
18,574	EastGroup Properties Inc REIT	789,581
31,863	Entertainment Properties Trust REIT ~	1,488,002
64,033	Extra Space Storage Inc REIT	1,365,824
23,814	Forestar Group Inc †	391,264
49,086	Franklin Street Properties Corp REIT	633,700
17,411	Getty Realty Corp REIT *	439,280
49,986	Healthcare Realty Trust Inc REIT	1,031,211
26,630	Home Properties Inc REIT ~	1,621,234
51,400	Inland Real Estate Corp REIT	453,862
39,697	Kilroy Realty Corp REIT ~	1,567,635
45,661	Kite Realty Group Trust REIT	227,392
58,096	LaSalle Hotel Properties REIT ~	1,530,249
92,904	Lexington Realty Trust REIT *	848,213
20,694	LTC Properties Inc REIT	575,707
76,809	Medical Properties Trust Inc REIT	883,303
25,016	Mid-America Apartment Communities Inc REIT ~	1,687,830
57,680	National Retail Properties Inc REIT *	1,413,737
15,187	Parkway Properties Inc REIT	259,090
38,309	Pennsylvania REIT	601,451
33,905	Post Properties Inc REIT	1,381,968
12,767	PS Business Parks Inc REIT	703,462
7,738	Saul Centers Inc REIT	304,645
19,065	Sovran Self Storage Inc REIT	781,665
55,948	Tanger Factory Outlet Centers Inc REIT ~	1,497,728
8,555	Universal Health Realty Income Trust REIT	342,029
15,413	Urstadt Biddle Properties Inc REIT	279,129
		$27,948,610

Restaurants --- 2.56%
954	Biglari Holdings Inc †	373,062
15,587	BJ’s Restaurants Inc †	816,135
12,407	Buffalo Wild Wings Inc †	822,708
16,622	California Pizza Kitchen Inc †	307,008
14,072	CEC Entertainment Inc	564,428
15,768	Cracker Barrel Old Country Store Inc	777,520
10,898	DineEquity Inc * †	569,638
34,574	Jack In The Box Inc †	787,596
12,606	O’Charley’s Inc †	92,150
13,925	Papa John’s International Inc †	463,146
9,037	Peet’s Coffee & Tea Inc * †	521,435
15,820	PF Chang’s China Bistro Inc *	636,597
10,872	Red Robin Gourmet Burgers Inc †	395,523
44,421	Ruby Tuesday Inc †	478,858
21,561	Ruth’s Hospitality Group Inc †	120,957
42,806	Sonic Corp †	455,028
40,104	Texas Roadhouse Inc	703,224
		$8,885,013

Retail --- 5.35%
15,353	Big 5 Sporting Goods Corp	120,675
10,115	Blue Nile Inc * †	444,858
29,154	Brown Shoe Co Inc	310,490
18,046	Buckle Inc *	770,564
27,868	Cabela’s Inc * †	756,616
26,084	Casey’s General Stores Inc	1,147,696
20,465	Cato Corp Class A	589,392
17,625	Children’s Place Retail Stores Inc †	784,136

23,075	Christopher & Banks Corp	132,681
42,027	Coldwater Creek Inc * †	58,838
36,787	Finish Line Inc Class A	787,242
26,490	Fred’s Inc Class A *	382,251
15,943	Genesco Inc †	830,630
16,255	Group 1 Automotive Inc	669,381
13,135	Haverty Furniture Cos Inc	151,184
19,039	Hibbett Sports Inc †	775,078
31,754	HOT Topic Inc	236,250
26,418	HSN Inc †	869,681
19,001	Jos A Bank Clothiers Inc * †	950,240
11,095	Kirkland’s Inc †	133,362
15,234	Lithia Motors Inc Class A *	299,043
16,323	Lumber Liquidators Holdings Inc * †	414,604
17,278	MarineMax Inc †	151,355
35,272	Men’s Wearhouse Inc	1,188,666
9,539	Midas Inc †	60,286
20,751	Monro Muffler Brake Inc	773,805
18,858	Nutrisystem Inc	265,143
57,960	OfficeMax Inc * †	454,986
36,420	Pep Boys - Manny Moe & Jack	398,071
15,353	PetMed Express Inc *	181,933
10,058	Rue21 Inc * †	326,885
37,381	Select Comfort Corp †	672,110
24,341	Sonic Automotive Inc Class A *	356,596
24,667	Stage Stores Inc	414,406
8,934	Stamps.com Inc	119,180
19,279	Stein Mart Inc	185,850
25,030	Tuesday Morning Corp †	116,389
17,646	Vitamin Shoppe Inc †	807,481
17,380	Zale Corp * †	97,328
14,085	Zumiez Inc * †	351,702
		$18,537,064

Savings & Loans --- 0.44%
30,207	Bank Mutual Corp	110,860
41,266	Brookline Bancorp Inc *	382,536
18,461	Dime Community Bancshares Inc	268,423
35,233	Provident Financial Services Inc	504,536
54,160	TrustCo Bank Corp NY	265,384
		$1,531,739

Shoes --- 1.62%
61,090	Crocs Inc † ~	1,573,068
49,438	Iconix Brand Group Inc †	1,196,400
18,990	K-Swiss Inc Class A †	201,864
22,732	Skechers USA Inc Class A †	329,159
23,740	Steven Madden Ltd †	890,487
34,180	Wolverine World Wide Inc	1,427,015
		$5,617,993

Specialized Services --- 4.16%
12,506	American Public Education Inc †	556,642
20,861	CACI International Inc Class A †	1,315,912
11,134	Capella Education Co * †	465,958
9,571	CDI Corp	127,199
48,037	CIBER Inc †	266,605
21,861	Coinstar Inc * †	1,192,299
58,814	Corinthian Colleges Inc * †	250,548

23,862	CSG Systems International Inc †	440,970
9,743	Forrester Research Inc	321,129
44,449	Geo Group Inc †	1,023,660
26,263	Heartland Payment Systems Inc	541,018
11,719	Heidrick & Struggles International Inc	265,318
42,488	Hillenbrand Inc	1,004,841
20,120	iGate Corp	328,358
15,587	Insperity Inc	461,531
11,834	Integral Systems Inc †	144,020
18,868	Kelly Services Inc Class A †	311,322
15,411	Lincoln Educational Services Corp	264,299
11,669	MAXIMUS Inc	965,376
5,465	NCI Inc Class A †	124,165
25,735	On Assignment Inc †	252,975
6,580	Pre-Paid Legal Services Inc * †	437,504
15,993	RightNow Technologies Inc †	518,173
35,653	SFN Group Inc †	324,086
19,082	TeleTech Holdings Inc †	402,249
30,671	TrueBlue Inc †	444,116
14,105	Universal Technical Institute Inc	278,856
26,479	Wright Express Corp †	1,378,761
		$14,407,890

Telephone & Telecommunications --- 0.66%
5,917	Atlantic Tele-Network Inc	226,976
20,687	Cbeyond Inc †	273,689
132,796	Cincinnati Bell Inc †	440,883
26,343	General Communication Inc Class A †	317,960
22,378	Neutral Tandem Inc †	389,825
19,978	NTELOS Holdings Corp	407,951
14,443	USA Mobility Inc	220,400
		$2,277,684

Textiles --- 1.23%
39,772	Carter’s Inc †	1,223,387
65,795	Liz Claiborne Inc * †	352,003
15,987	Maidenform Brands Inc †	442,201
11,239	Movado Group Inc	192,299
9,583	Oxford Industries Inc	323,522
8,613	Perry Ellis International Inc †	217,478
90,590	Quiksilver Inc †	425,773
17,339	True Religion Apparel Inc †	504,218
10,191	Unifirst Corp	572,632
		$4,253,513

Tobacco --- 0.06%
58,811	Alliance One International Inc * †	189,960
		$189,960

Transportation --- 0.80%
17,400	Arkansas Best Corp	412,902
35,221	Heartland Express Inc *	583,260
42,188	Knight Transportation Inc	716,774
28,836	Old Dominion Freight Line Inc †	1,075,583
		$2,788,519

Utilities --- 2.58%
39,390	Avista Corp	1,011,929
10,854	CH Energy Group Inc	578,084

15,523	Laclede Group Inc	587,235
28,535	New Jersey Resources Corp	1,272,946
18,142	Northwest Natural Gas Co	818,748
24,961	NorthWestern Corp	826,459
49,861	Piedmont Natural Gas Co Inc * ~	1,508,794
20,608	South Jersey Industries Inc	1,119,221
31,556	Southwest Gas Corp	1,218,377
		$8,941,793

Water --- 0.13%
12,942	American States Water Co	448,570
		$448,570

TOTAL COMMON STOCK --- 99.58% (Cost $304,012,449)		$345,122,978

STOCK RIGHTS

Shares		Value ($)

Telephone & Telecommunications --- 0.00%
1,060	Metrocall Inc † § ^	0

TOTAL STOCK RIGHTS --- 0.00% (Cost $0)		$0

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

145,000	United States of America	144,985
	0.05% September 22, 2011

TOTAL SHORT-TERM INVESTMENTS --- 0.04% (Cost $144,985)		$144,985

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

6,999,652	Undivided interest of 17.04% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $6,999,652 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	6,999,652

960,108	Undivided interest of 2.66% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $960,108 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	960,108

7,999,602	Undivided interest of 19.68% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $7,999,602 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	7,999,602

7,999,602	Undivided interest of 27.58% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $7,999,602 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	7,999,602

7,462,628	Undivided interest of 61.84% in a repurchase agreement (Principal Amount/Value $12,067,715 with a maturity value of $12,067,715) with HSBC Securities (USA) Inc, 0.001%, dated 6/30/11, to be repurchased at $7,462,628 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 6.00%, 5/15/13 - 11/15/40, with a value of $12,309,808.	7,462,628

TOTAL SECURITIES LENDING COLLATERAL --- 9.06% (Cost $31,421,592)		$31,421,592

TOTAL INVESTMENTS --- 108.68% (Cost $335,579,026)		$376,689,555

OTHER ASSETS & LIABILITIES --- (8.68%)		$(30,097,307)

TOTAL NET ASSETS --- 100%		$346,592,248

Legend

*	A portion or all of the security is on loan at June 30, 2011.
†	Non-income Producing Security
REIT	Real Estate Investment Trust
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.
§	Security has no market value at June 30, 2011.
^	Security is fair valued at June 30, 2011.

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	26	$2,146,040	September 2011	$87,178

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Index 600 Portfolio

ASSETS:
Investments in securities, market value (including $30,603,318 of securities on loan)(a)	$376,689,555
Cash	398,856
Dividends receivable	310,739
Subscriptions receivable	849,852
Receivable for investments sold	2,158,598
Variation margin on futures contracts	9,063

Total Assets	380,416,663

LIABILITIES:
Payable to investment adviser	165,212
Payable upon return of securities loaned	31,421,592
Redemptions payable	1,081,743
Payable for investments purchased	1,155,868

Total Liabilities	33,824,415

NET ASSETS	$346,592,248

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,543,564
Paid-in capital in excess of par	294,104,857
Net unrealized appreciation on investments and future contracts	41,197,707
Undistributed net investment income	263,120
Accumulated net realized gain on investments and future contracts	7,483,000

TOTAL NET ASSETS	$346,592,248

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	35,435,637

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.78

(a) Cost of investments in securities	$335,579,026

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Index 600 Portfolio

INVESTMENT INCOME:
Interest	$846
Income from securities lending	40,256
Dividends	1,767,647

Total Income	1,808,749

EXPENSES:
Management fees	1,001,208

Total Expenses	1,001,208

NET INVESTMENT INCOME	807,541

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	10,637,639
Net realized gain on futures contracts	34,378
Change in net unrealized appreciation on investments	11,640,552
Change in net unrealized appreciation on futures contracts	97,664

Net Realized and Unrealized Gain on Investments and Future Contracts	22,410,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,217,774

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Index 600 Portfolio

OPERATIONS:
Net investment income	$807,541	$2,172,452
Net realized gain from investments	10,637,639	9,174,138
Net realized gain on futures contracts	34,378	761,750
Change in unrealized appreciation on investments	11,640,552	50,862,057
Change in unrealized appreciation (depreciation) on futures contracts	97,664	(228,160)

Net Increase in Net Assets Resulting from Operations	23,217,774	62,742,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(544,421)	(1,975,022)

Total Distributions	(544,421)	(1,975,022)

CAPITAL SHARE TRANSACTIONS:
Shares sold	105,331,923	197,173,567
Shares issued in reinvestment of distributions	544,421	1,975,022
Shares redeemed	(101,749,035)	(147,986,835)

Net Increase in Net Assets Resulting from Capital Share Transactions	4,127,309	51,161,754

Total Increase in Net Assets	26,800,662	111,928,969

NET ASSETS:
Beginning of period	319,791,586	207,862,617

End of period (a)	$346,592,248	$319,791,586

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,086,127	24,970,677
Shares issued in reinvestment of distributions	59,241	228,143
Shares redeemed	(10,712,134)	(18,591,999)

Net Increase	433,234	6,606,821

(a) Including undistributed net investment income	$263,120	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Index 600 Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.14		$7.32	$5.90	$9.65	$10.73	$10.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06	0.05	0.07	0.07	0.05
Net realized and unrealized gain (loss)	0.63		1.82	1.42	(3.08)	(0.16)	1.43

Total Income (Loss) From Investment Operations	0.66		1.88	1.47	(3.01)	(0.09)	1.48

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.06)	(0.05)	(0.07)	(0.07)	(0.05)
From net realized gains	-		-	-	(0.67)	(0.92)	(0.99)

Total Distributions	(0.02)		(0.06)	(0.05)	(0.74)	(0.99)	(1.04)

NET ASSET VALUE, END OF PERIOD	$9.78		$9.14	$7.32	$5.90	$9.65	$10.73

TOTAL RETURN(a)	7.18	%(b)	25.70%	24.95%	(31.35%)	(0.82%)	14.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$346,592		$319,792	$207,863	$178,543	$262,817	$262,130
Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.48	%(c)	0.84%	0.82%	1.00%	0.76%	0.52%
Portfolio turnover rate	10	%(b)	20%	20%	28%	28%	28%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio was capitalized on August 12, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Stock Rights	Close price, bids, evaluated bids.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		345,057,311		-		-		345,057,311
Foreign Common Stock		65,667		-		-		65,667
Derivative Investments:
Futures Contracts Variation Margin		9,063		-		-		9,063
Stock Rights		-		-		-		-
Short-term Investments and Securities Lending Collateral		-		31,566,577		-		31,566,577

Total		$345,132,041		$31,566,577		$0		376,698,618

* Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $39,925,707 and $35,213,823, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $339,739,089. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $68,434,479 and gross depreciation of securities in which there was an excess of tax cost over value of $31,484,013 resulting in net appreciation of $36,950,466.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$9,063

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized gain on futures contracts	$34,378	Change in net unrealized appreciation on futures contracts	$97,664

The number of futures contracts held at June 30, 2011 is lower than the average outstanding during the period. As of June 30, 2011, the Portfolio held 26 futures contracts. The average number of futures contracts outstanding during the period was 44.

6.    SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $30,603,318 and received collateral of $31,421,592 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.    DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                 CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011